Leases - Summary of Maturity Analysis of Lease Liabilities Extension Options Not Expected to be Exercised (Details) £ in Thousands	Dec. 31, 2019 GBP (£)
Disclosure Of Maturity Analysis Of Operating Lease Payments [Line Items]
Extension options not expected to be exercised	£ 978
Not later than 5 years
Disclosure Of Maturity Analysis Of Operating Lease Payments [Line Items]
Extension options not expected to be exercised	351
Later than 5 years
Disclosure Of Maturity Analysis Of Operating Lease Payments [Line Items]
Extension options not expected to be exercised	£ 627